Summary of Significant Accounting Policies - Schedule of Convertible Debt Measured at Fair Value (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015
Change in fair value included in other income (expense), net	$ 15,225	$ 131,044
Carry Value [Member]
Derivative liabilities: Embedded conversion features - notes	646,202	498,417
Total derivative liability	$ 646,202	$ 498,417